Basic and Diluted Earning or Loss Per Share (Restated)	6 Months Ended
Dec. 31, 2024
Basic and Diluted Earning or Loss Per Share (Restated) [Abstract]
Basic and diluted earning or loss per share (restated)

17. Basic and diluted earning or loss per share (restated)

The calculation of basic and diluted earning or loss per share for three and six months ended December 31, 2024 was based on the net income attributable to common shareholders of $30,221,108 and $22,808,933, respectively (December 31, 2023 – net loss of $7,130,860 and $12,508,051 for the three and six months, respectively) and the weighted average number of common shares outstanding of 12,726,152 and 7,811,776, respectively for the three and six months ended December 31, 2024 (December 31, 2023 –2,580,041 and 2,537,638 for the three and six months, respectively).

The following table presents the reconciliation of basic to diluted weighted average shares used in computing net earning per share:

	Three months ended December 31, 2024	Six months ended December 31, 2024
Weighted average number of shares outstanding – basic	12,726,152	7,811,776
Add: stock options	226,368	226,368
Weighted average number of shares outstanding – diluted	12,952,520	8,038,144

The following table presents the potentially dilutive shares that were excluded from the computation of diluted net earning per share because their effect was anti-dilutive:

	December 31, 2024	June 30, 2024
Stock options	1,252,891	1,948,260
Warrants	2,186,478	1,191,280
Preferred shares	-	7,392,418
SAFE	-	268,835
Convertible notes	-	3,221,447
	3,439,369	14,022,240